Liabilities to Credit Institutions - Summary of Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Non-current liabilities to credit institutions	$ 116,216	$ 114,249
Current liabilities to credit institutions	5,757	6,056
Total	$ 121,973	$ 120,305